Consolidated Statements of Changes in Stockholders' Deficit (Q2) - USD ($) $ in Thousands	Total	Conversion to Common Stock	Transfer of Series C Preferred Stock from Mezzanine equity to Stockholders' equity	Series B Preferred Stock	Series C Preferred Stock	Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock Series B Preferred Stock Conversion to Common Stock	Preferred Stock Series C Preferred Stock	Preferred Stock Series C Preferred Stock Transfer of Series C Preferred Stock from Mezzanine equity to Stockholders' equity	Common Stock	Common Stock Conversion to Common Stock	Common Stock Series B Preferred Stock	Common Stock Series C Preferred Stock	Additional Paid-In Capital	Additional Paid-In Capital Conversion to Common Stock	Additional Paid-In Capital Transfer of Series C Preferred Stock from Mezzanine equity to Stockholders' equity	Accumulated Deficit	Accumulated OCI	Non-Controlling Interest
Beginning balance at Dec. 31, 2022	$ (11,193)																	$ (38,564)	$ 0	$ 656
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(30,984)																	(30,845)		(139)
Other comprehensive gain, net of taxes	0
Distributions to Stockholders	(241)																	(241)
Ending balance at Dec. 31, 2023	(18,486)																	(64,284)	0	1,559
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series C Preferred Stock, net	130
Net loss	(7,526)																	(5,219)		(2,307)
Issuance of common shares, net of issuance costs	7,566
Ending balance at Mar. 31, 2024	(10,519)																	(73,918)		11,543
Beginning balance at Dec. 31, 2023	(18,486)																	(64,284)	0	1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(18,840)
Other comprehensive gain, net of taxes	0
Ending balance at Jun. 30, 2024	(11,702)																	(81,568)		15,113
Beginning balance at Dec. 31, 2023	(18,486)																	(64,284)	0	1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(28,198)																	(16,436)		(11,762)
Other comprehensive gain, net of taxes	62																		62
Preferred Stock, ending balance (in shares) at Oct. 01, 2024						0
Ending balance at Oct. 01, 2024	$ (4,503)					$ 0					$ 0				$ 11,342			(15,845)	0	0
Common Stock, ending balance (in shares) at Oct. 01, 2024	43,589,850										0
Beginning balance at Dec. 31, 2023	$ (18,486)																	(64,284)	0	1,559
Preferred Stock, ending balance (in shares) at Dec. 31, 2024	1,102,000			1,102,000	0	1,102,000	1,102,000		0
Ending balance at Dec. 31, 2024	$ 766,293					$ 0	$ 0		$ 0		$ 4				502,865			(78,262)	909	340,777
Common Stock, ending balance (in shares) at Dec. 31, 2024	44,597,154										44,597,154
Preferred Stock, ending balance (in shares) at Dec. 31, 2024	0
Preferred Stock, ending balance at Dec. 31, 2024	$ 0
Beginning balance at Mar. 31, 2024	(10,519)																	(73,918)		11,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(11,314)																	(7,288)		(4,026)
Issuance of common shares, net of issuance costs	2,852
Other comprehensive gain, net of taxes	0
Ending balance at Jun. 30, 2024	(11,702)																	(81,568)		15,113
Preferred Stock, beginning balance (in shares) at Oct. 01, 2024						0
Beginning balance at Oct. 01, 2024	$ (4,503)					$ 0					$ 0				11,342			(15,845)	0	0
Common Stock, beginning balance (in shares) at Oct. 01, 2024	43,589,850										0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (70,093)																	(61,754)		(8,339)
Other comprehensive gain, net of taxes	909																		909
Distributions to Stockholders	(663)																	(663)
Stock-based compensation	16,338														14,381					1,957
Accrued preferred dividends	(217)														(217)
Conversion to Common Stock (in shares)											259,309
Conversion to Common Stock	$ 2,982														2,982
Preferred Stock, ending balance (in shares) at Dec. 31, 2024	1,102,000			1,102,000	0	1,102,000	1,102,000		0
Ending balance at Dec. 31, 2024	$ 766,293					$ 0	$ 0		$ 0		$ 4				502,865			(78,262)	909	340,777
Common Stock, ending balance (in shares) at Dec. 31, 2024	44,597,154										44,597,154
Preferred Stock, ending balance (in shares) at Dec. 31, 2024	0
Preferred Stock, ending balance at Dec. 31, 2024	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(253,674)																	(142,997)		(110,677)
Series B Preferred Stock buyback (in shares)							(5,000)
Series B Preferred Stock buyback	(50)														(50)
Series B Preferred Stock issued for paid-in-kind dividends (in shares)							21,808
Series B Preferred Stock issued for paid-in-kind dividends	218														218
Issuance of common shares, net of issuance costs (in shares)											161,964
Issuance of common shares, net of issuance costs	1,927														1,927
Vesting of earnout shares (in shares)											2,344,682
Vesting of earnout shares	874										$ 1				873
Other comprehensive gain, net of taxes	(2,387)																		(2,387)
Non-controlling interest issued and related transfers	6,946														(26,303)					33,249
Distributions to Stockholders	(26)																	(26)
Stock-based compensation	5,841														4,943					898
Accrued preferred dividends	(217)														(217)
Preferred Stock, ending balance (in shares) at Mar. 31, 2025							1,118,808		0
Ending balance at Mar. 31, 2025	$ 525,745						$ 0		$ 0		$ 5				484,256			(221,285)	(1,478)	264,247
Common Stock, ending balance (in shares) at Mar. 31, 2025											47,103,800
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of related party notes (in shares)	2,310,848
Conversion of related party notes	$ 23,109
Issuance of Series C Preferred Stock (in shares)	575,000
Issuance of Series C Preferred Stock, net	$ 5,663
Accrued preferred dividends	$ (44)
Preferred Stock, ending balance (in shares) at Mar. 31, 2025	2,885,848
Preferred Stock, ending balance at Mar. 31, 2025	$ 28,728
Preferred Stock, beginning balance (in shares) at Dec. 31, 2024	1,102,000			1,102,000	0	1,102,000	1,102,000		0
Beginning balance at Dec. 31, 2024	$ 766,293					$ 0	$ 0		$ 0		$ 4				502,865			(78,262)	909	340,777
Common Stock, beginning balance (in shares) at Dec. 31, 2024	44,597,154										44,597,154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (394,949)
Other comprehensive gain, net of taxes	(2,198)
Conversion to Common Stock (in shares)													2,164,673	5,471,696
Preferred Stock, ending balance (in shares) at Jun. 30, 2025				33,144	150,000		33,144		150,000
Ending balance at Jun. 30, 2025	$ 426,060						$ 0		$ 0		$ 6				525,346			(305,512)	(1,289)	207,509
Common Stock, ending balance (in shares) at Jun. 30, 2025	55,221,494										55,221,494
Preferred Stock, beginning balance (in shares) at Dec. 31, 2024	0
Preferred Stock, beginning balance at Dec. 31, 2024	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Transfer of Series C Preferred Stock from Mezzanine equity to Stockholders' equity (in shares)				1,085,664	2,735,848
Preferred Stock, ending balance (in shares) at Jun. 30, 2025	0
Preferred Stock, ending balance at Jun. 30, 2025	$ 0
Preferred Stock, beginning balance (in shares) at Mar. 31, 2025							1,118,808		0
Beginning balance at Mar. 31, 2025	525,745						$ 0		$ 0		$ 5				484,256			(221,285)	(1,478)	264,247
Common Stock, beginning balance (in shares) at Mar. 31, 2025											47,103,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(141,275)																	(84,227)		(57,048)
Issuance of common shares, net of issuance costs (in shares)											481,325
Issuance of common shares, net of issuance costs	2,625														2,625
Other comprehensive gain, net of taxes	189																		189
Non-controlling interest issued and related transfers	434														1,036					(602)
Stock-based compensation	9,406														8,494					912
Accrued preferred dividends	198														198
Conversion to Common Stock (in shares)								(1,085,664)		150,000		7,636,369	2,164,673	5,471,696
Conversion to Common Stock		$ 27,270	$ 1,468									$ 1				$ 27,269	$ 1,468
Preferred Stock, ending balance (in shares) at Jun. 30, 2025				33,144	150,000		33,144		150,000
Ending balance at Jun. 30, 2025	$ 426,060						$ 0		$ 0		$ 6				$ 525,346			$ (305,512)	$ (1,289)	$ 207,509
Common Stock, ending balance (in shares) at Jun. 30, 2025	55,221,494										55,221,494
Preferred Stock, beginning balance (in shares) at Mar. 31, 2025	2,885,848
Preferred Stock, beginning balance at Mar. 31, 2025	$ 28,728
Increase (Decrease) in Temporary Equity [Roll Forward]
Accrued preferred dividends	$ 12
Transfer of Series C Preferred Stock from Mezzanine equity to Stockholders' equity (in shares)		(2,735,848)	(150,000)	1,085,664	2,735,848
Transfer of Series C Preferred Stock from Mezzanine equity to Stockholders' equity		$ (27,272)	$ (1,468)
Preferred Stock, ending balance (in shares) at Jun. 30, 2025	0
Preferred Stock, ending balance at Jun. 30, 2025	$ 0